UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2010


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2010


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA TOTAL RETURN STRATEGY FUND(R)
SEPTEMBER 30, 2010
                                                                      (Form N-Q)

48705-1110                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
September 30, 2010 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            LONG POSITIONS (97.5%)

            COMMON STOCKS (21.4%)(a)

            CONSUMER DISCRETIONARY (3.1%)
            -----------------------------
            ADVERTISING (0.1%)
    8,800   Clear Channel Outdoor Holdings, Inc. "A" *                $       101
                                                                      -----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    2,400   Coach, Inc.                                                       103
                                                                      -----------
            AUTO PARTS & EQUIPMENT (0.1%)
    3,900   TRW Automotive Holdings Corp. *                                   162
                                                                      -----------
            AUTOMOTIVE RETAIL (0.1%)
    3,900   Advance Auto Parts, Inc.                                          229
                                                                      -----------
            BROADCASTING (0.3%)
    5,900   Liberty Media-Starz "A" *                                         383
                                                                      -----------
            CATALOG RETAIL (0.1%)
    8,400   Liberty Media Corp. - Interactive "A" *                           115
                                                                      -----------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
   10,000   GameStop Corp. "A" *                                              197
                                                                      -----------
            CONSUMER ELECTRONICS (0.1%)
    3,900   Garmin Ltd.                                                       118
                                                                      -----------
            DEPARTMENT STORES (0.2%)
    3,900   Sears Holdings Corp. *                                            281
                                                                      -----------
            EDUCATION SERVICES (0.6%)
    4,700   Apollo Group, Inc. "A" *                                          241
    8,800   Career Education Corp. *                                          189
    3,700   DeVry, Inc.                                                       182
    3,400   ITT Educational Services, Inc. *                                  239
                                                                      -----------
                                                                              851
                                                                      -----------
            HOUSEHOLD APPLIANCES (0.1%)
    2,100   Whirlpool Corp.                                                   170
                                                                      -----------
            INTERNET RETAIL (0.2%)
    1,500   Netflix, Inc. *                                                   243
                                                                      -----------
            MOVIES & ENTERTAINMENT (0.2%)
    8,100   AOL, Inc. *                                                       201
    7,600   Madison Square Garden, Inc. "A" *                                 160
                                                                      -----------
                                                                              361
                                                                      -----------
            PUBLISHING (0.3%)
   17,800   New York Times Co. "A" *                                          138
      679   Washington Post Co. "B"                                           271
                                                                      -----------
                                                                              409
                                                                      -----------

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1  | USAA Total Return Strategy Fund

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
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            RESTAURANTS (0.1%)
    2,600   Panera Bread Co. "A" *                                    $       230
                                                                      -----------
            SPECIALTY STORES (0.3%)
   28,700   Office Depot, Inc. *                                              132
    8,000   Signet Jewelers Ltd. *                                            254
                                                                      -----------
                                                                              386
                                                                      -----------
            TIRES & RUBBER (0.1%)
   11,200   Goodyear Tire & Rubber Co. *                                      121
                                                                      -----------
            Total Consumer Discretionary                                    4,460
                                                                      -----------
            CONSUMER STAPLES (1.8%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
    7,900   Corn Products International, Inc.                                 296
                                                                      -----------
            BREWERS (0.1%)
    4,600   Molson Coors Brewing Co. "B"                                      217
                                                                      -----------
            FOOD RETAIL (0.3%)
   18,500   SUPERVALU, Inc.                                                   213
    5,900   Whole Foods Market, Inc. *                                        219
                                                                      -----------
                                                                              432
                                                                      -----------
            HOUSEHOLD PRODUCTS (0.4%)
    3,400   Colgate-Palmolive Co.                                             262
    3,800   Kimberly-Clark Corp.                                              247
                                                                      -----------
                                                                              509
                                                                      -----------
            PACKAGED FOODS & MEAT (0.6%)
   17,000   Del Monte Foods Co.                                               223
    5,200   Hershey Co.                                                       247
    2,000   J.M. Smucker Co.                                                  121
   14,300   Tyson Foods, Inc. "A"                                             229
                                                                      -----------
                                                                              820
                                                                      -----------
            SOFT DRINKS (0.2%)
    7,200   Dr. Pepper Snapple Group, Inc.                                    256
                                                                      -----------
            Total Consumer Staples                                          2,530
                                                                      -----------
            ENERGY (2.1%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
    2,400   Chevron Corp.                                                     195
                                                                      -----------
            OIL & GAS DRILLING (0.3%)
   12,700   Patterson-UTI Energy, Inc.                                        217
    7,700   Rowan Companies, Inc. *                                           234
                                                                      -----------
                                                                              451
                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
   11,000   Exterran Holdings, Inc. *                                         250
    4,200   Oil States International, Inc. *                                  195
    7,900   Superior Energy Services, Inc. *                                  211
                                                                      -----------
                                                                              656
                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    2,700   Anadarko Petroleum Corp.                                          154
   10,500   Chesapeake Energy Corp.                                           238
   12,300   Cobalt International Energy, Inc. *                               117
    4,700   Comstock Resources, Inc. *                                        106
    5,700   Devon Energy Corp.                                                369
    4,400   Newfield Exploration Co. *                                        253
                                                                      -----------
                                                                            1,237
                                                                      -----------

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                                                   Portfolio of Investments |  2

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
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            OIL & GAS REFINING & MARKETING (0.3%)
    7,400   Sunoco, Inc.                                              $       270
   10,700   Valero Energy Corp.                                               187
                                                                      -----------
                                                                              457
                                                                      -----------
            Total Energy                                                    2,996
                                                                      -----------
            FINANCIALS (3.8%)
            -----------------
            CONSUMER FINANCE (0.3%)
    4,600   Capital One Financial Corp.                                       182
   11,000   Discover Financial Services                                       183
                                                                      -----------
                                                                              365
                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
    1,300   Goldman Sachs Group, Inc.                                         188
                                                                      -----------
            LIFE & HEALTH INSURANCE (0.2%)
    6,500   Prudential Financial, Inc.                                        352
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.6%)
    5,700   Allied World Assurance Co. Holdings Ltd.                          323
    4,400   CNA Financial Corp. *                                             123
   18,500   Old Republic International Corp.                                  256
    6,600   XL Group plc                                                      143
                                                                      -----------
                                                                              845
                                                                      -----------
            REGIONAL BANKS (0.5%)
    7,700   Associated Banc Corp.                                             102
   34,500   CapitalSource, Inc.                                               184
   14,700   Fifth Third Bancorp                                               177
        8   First Horizon National Corp. *                                     --
   14,400   Marshall & Ilsley Corp.                                           101
    5,600   SunTrust Banks, Inc.                                              145
                                                                      -----------
                                                                              709
                                                                      -----------
            REITs - DIVERSIFIED (0.3%)
    4,300   Vornado Realty Trust                                              368
                                                                      -----------
            REITs - OFFICE (0.2%)
   12,450   CommonWealth REIT                                                 319
                                                                      -----------
            REITs - RETAIL (0.2%)
   15,300   General Growth Properties, Inc.                                   239
                                                                      -----------
            REITs - SPECIALIZED (0.9%)
   17,100   Hospitality Properties Trust                                      382
   16,600   Host Hotels & Resorts, Inc.                                       240
    7,200   Nationwide Health Properties, Inc.                                278
    7,500   Rayonier, Inc.                                                    376
                                                                      -----------
                                                                            1,276
                                                                      -----------
            SPECIALIZED FINANCE (0.4%)
    1,000   CME Group, Inc.                                                   260
   12,700   NASDAQ OMX Group, Inc. *                                          247
                                                                      -----------
                                                                              507
                                                                      -----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
   16,700   People's United Financial, Inc.                                   219
                                                                      -----------
            Total Financials                                                5,387
                                                                      -----------

            HEALTH CARE (2.2%)
            ------------------
            BIOTECHNOLOGY (0.3%)
    5,100   Cephalon, Inc. *                                                  318

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3  | USAA Total Return Strategy Fund

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
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    5,000   Gilead Sciences, Inc. *                                   $       178
                                                                      -----------
                                                                              496
                                                                      -----------
            HEALTH CARE DISTRIBUTORS (0.4%)
    6,200   AmerisourceBergen Corp.                                           190
    8,100   Cardinal Health, Inc.                                             268
    2,300   McKesson Corp.                                                    142
                                                                      -----------
                                                                              600
                                                                      -----------
            HEALTH CARE EQUIPMENT (0.4%)
    9,500   CareFusion Corp. *                                                236
    5,200   Hill-Rom Holdings, Inc.                                           187
      700   Intuitive Surgical, Inc. *                                        198
                                                                      -----------
                                                                              621
                                                                      -----------
            HEALTH CARE FACILITIES (0.1%)
    2,700   LifePoint Hospitals, Inc. *                                        95
                                                                      -----------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
    4,200   Waters Corp. *                                                    297
                                                                      -----------
            MANAGED HEALTH CARE (0.3%)
    6,900   Health Net, Inc. *                                                188
    6,300   UnitedHealth Group, Inc.                                          221
                                                                      -----------
                                                                              409
                                                                      -----------
            PHARMACEUTICALS (0.5%)
    5,100   Eli Lilly and Co.                                                 186
    7,900   Forest Laboratories, Inc. *                                       245
   21,100   King Pharmaceuticals, Inc. *                                      210
                                                                      -----------
                                                                              641
                                                                      -----------
            Total Health Care                                               3,159
                                                                      -----------
            INDUSTRIALS (2.6%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
    8,300   Raytheon Co.                                                      379
                                                                      -----------
            AIRLINES (0.1%)
   14,400   AMR Corp. *                                                        90
    2,000   Copa Holdings S.A. "A"                                            108
                                                                      -----------
                                                                              198
                                                                      -----------
            BUILDING PRODUCTS (0.3%)
    4,600   Armstrong World Industries, Inc. *                                191
    9,500   Owens Corning, Inc. *                                             244
                                                                      -----------
                                                                              435
                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.2%)
    7,300   Shaw Group, Inc. *                                                245
                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    5,600   Oshkosh Corp. *                                                   154
    3,000   Toro Co.                                                          169
   11,000   Trinity Industries, Inc.                                          245
                                                                      -----------
                                                                              568
                                                                      -----------
            INDUSTRIAL CONGLOMERATES (0.3%)
    2,900   3M Co.                                                            251
    6,400   Carlisle Companies, Inc.                                          192
                                                                      -----------
                                                                              443
                                                                      -----------
            INDUSTRIAL MACHINERY (0.2%)
    7,400   Timken Co.                                                        284
                                                                      -----------

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                                                   Portfolio of Investments |  4

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
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            MARINE (0.2%)
   11,600   Teekay Corp.                                              $       310
                                                                      -----------
            RAILROADS (0.2%)
    2,800   Union Pacific Corp.                                               229
                                                                      -----------
            SECURITY & ALARM SERVICES (0.2%)
   13,400   Corrections Corp. of America *                                    331
                                                                      -----------
            TRUCKING (0.2%)
    5,100   Ryder System, Inc.                                                218
                                                                      -----------
            Total Industrials                                               3,640
                                                                      -----------

            INFORMATION TECHNOLOGY (2.5%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
    6,200   EchoStar Corp. "A" *                                              118
    1,500   F5 Networks, Inc. *                                               156
   31,200   Tellabs, Inc.                                                     232
                                                                      -----------
                                                                              506
                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
    3,800   Lexmark International, Inc. "A" *                                 170
    4,800   Western Digital Corp. *                                           136
                                                                      -----------
                                                                              306
                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    8,300   Computer Sciences Corp.                                           382
                                                                      -----------
            ELECTRONIC COMPONENTS (0.3%)
   38,600   Vishay Intertechnology, Inc. *                                    374
                                                                      -----------
            HOME ENTERTAINMENT SOFTWARE (0.2%)
   22,500   Activision Blizzard, Inc.                                         243
                                                                      -----------
            INTERNET SOFTWARE & SERVICES (0.2%)
   12,500   IAC/InterActiveCorp. *                                            328
                                                                      -----------
            IT CONSULTING & OTHER SERVICES (0.1%)
    1,100   International Business Machines Corp.                             148
                                                                      -----------
            SEMICONDUCTORS (0.5%)
   17,200   Fairchild Semiconductor International, Inc. *                     162
   15,600   Intel Corp.                                                       300
   29,400   Micron Technology, Inc. *                                         212
                                                                      -----------
                                                                              674
                                                                      -----------
            SYSTEMS SOFTWARE (0.2%)
    6,300   BMC Software, Inc. *                                              255
                                                                      -----------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    8,400   Tech Data Corp. *                                                 338
                                                                      -----------
            Total Information Technology                                    3,554
                                                                      -----------
            MATERIALS (0.9%)
            ----------------
            DIVERSIFIED CHEMICALS (0.2%)
    2,400   Ashland, Inc.                                                     117
    6,500   Cabot Corp.                                                       212
                                                                      -----------
                                                                              329
                                                                      -----------
            DIVERSIFIED METALS & MINING (0.2%)
    3,800   Freeport-McMoRan Copper & Gold, Inc.                              324
                                                                      -----------
            PAPER PRODUCTS (0.2%)
    3,400   Domtar Corp.                                                      219
                                                                      -----------

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5  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            SPECIALTY CHEMICALS (0.3%)
    2,900   Cytec Industries, Inc.                                    $       164
    2,700   Lubrizol Corp.                                                    286
                                                                      -----------
                                                                              450
                                                                      -----------
            Total Materials                                                 1,322
                                                                      -----------
            TELECOMMUNICATION SERVICES (1.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   13,000   AT&T, Inc.                                                        372
   11,400   Verizon Communications, Inc.                                      371
                                                                      -----------
                                                                              743
                                                                      -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   13,800   Clearwire Corp. "A" *                                             112
   30,300   Sprint Nextel Corp. *                                             140
    9,100   Telephone & Data Systems, Inc.                                    299
    4,700   U.S. Cellular Corp. *                                             216
                                                                      -----------
                                                                              767
                                                                      -----------
            Total Telecommunication Services                                1,510
                                                                      -----------
            UTILITIES (1.3%)
            ----------------
            ELECTRIC UTILITIES (0.7%)
   20,300   Duke Energy Corp.                                                 360
    8,300   Progress Energy, Inc.                                             369
    8,200   Southern Co.                                                      305
                                                                      -----------
                                                                            1,034
                                                                      -----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
    4,600   Constellation Energy Group, Inc.                                  148
   17,296   NRG Energy, Inc. *                                                360
                                                                      -----------
                                                                              508
                                                                      -----------
            MULTI-UTILITIES (0.2%)
    9,400   Ameren Corp.                                                      267
                                                                      -----------
            Total Utilities                                                 1,809
                                                                      -----------
            Total Common Stocks (cost: $27,561)                            30,367
                                                                      -----------
            EXCHANGE-TRADED FUNDS (75.8%)
  940,758   SPDR Trust Series 1 (b) (cost: $118,686)                      107,359
                                                                      -----------
            MONEY MARKET INSTRUMENTS (0.3%)

            MONEY MARKET FUNDS (0.3%)
  472,852   State Street Institutional Liquid Reserve Fund,
              0.26% (c) (cost: $473)                                          473
                                                                      -----------
            Total Long Positions (cost: $146,720)                         138,199
                                                                      -----------

            TOTAL INVESTMENTS (COST: $146,720)                        $   138,199
                                                                      ===========
            SHORT POSITIONS (21.3%)

            COMMON STOCKS (21.3%)

            CONSUMER DISCRETIONARY (2.5%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    3,800   Fossil, Inc. *                                                    204
                                                                      -----------

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                                                   Portfolio of Investments |  6

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
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT (0.2%)
    5,000   BorgWarner, Inc. *                                        $       263
                                                                      -----------
            AUTOMOBILE MANUFACTURERS (0.1%)
   13,000   Ford Motor Co. *                                                  159
                                                                      -----------
            AUTOMOTIVE RETAIL (0.1%)
    7,200   CarMax, Inc. *                                                    201
                                                                      -----------
            CASINOS & GAMING (0.2%)
    4,800   Las Vegas Sands Corp. *                                           167
    3,700   WMS Industries, Inc. *                                            141
                                                                      -----------
                                                                              308
                                                                      -----------
            DEPARTMENT STORES (0.1%)
    5,000   J.C. Penney Co., Inc.                                             136
                                                                      -----------
            HOME FURNISHINGS (0.1%)
    5,800   Tempur-Pedic International, Inc. *                                180
                                                                      -----------
            HOMEBUILDING (0.4%)
    8,700   KB Home                                                            99
    6,400   Lennar Corp. "A"                                                   98
    5,300   M.D.C. Holdings, Inc.                                             154
    7,700   Toll Brothers, Inc. *                                             146
                                                                      -----------
                                                                              497
                                                                      -----------
            HOUSEHOLD APPLIANCES (0.2%)
    5,500   Stanley Black & Decker, Inc.                                      337
                                                                      -----------
            INTERNET RETAIL (0.1%)
    1,300   Amazon.com, Inc. *                                                204
                                                                      -----------
            MOVIES & ENTERTAINMENT (0.4%)
    9,600   Time Warner, Inc.                                                 294
    8,600   Walt Disney Co.                                                   285
                                                                      -----------
                                                                              579
                                                                      -----------
            RESTAURANTS (0.3%)
    9,500   Burger King Holdings, Inc.                                        227
      800   Chipotle Mexican Grill, Inc. "A" *                                138
                                                                      -----------
                                                                              365
                                                                      -----------
            SPECIALTY STORES (0.1%)
    3,800   Tractor Supply Co.                                                151
                                                                      -----------
            Total Consumer Discretionary                                    3,584
                                                                      -----------
            CONSUMER STAPLES (1.8%)
            -----------------------
            DRUG RETAIL (0.1%)
    6,800   CVS Caremark Corp.                                                214
                                                                      -----------
            FOOD DISTRIBUTORS (0.2%)
   12,400   Sysco Corp.                                                       354
                                                                      -----------
            FOOD RETAIL (0.2%)
   10,700   Safeway, Inc.                                                     226
                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (0.2%)
    7,800   BJ's Wholesale Club, Inc. *                                       324
                                                                      -----------
            PACKAGED FOODS & MEAT (0.6%)
    6,300   Flowers Foods, Inc.                                               156
    6,600   Green Mountain Coffee Roasters, Inc. *                            206
    8,800   Kraft Foods, Inc. "A"                                             272
    4,600   McCormick & Co., Inc.                                             193
                                                                      -----------
                                                                              827
                                                                      -----------

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7  | USAA Total Return Strategy Fund

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
                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            PERSONAL PRODUCTS (0.3%)
    4,900   Avon Products, Inc.                                       $       158
    3,800   Estee Lauder Companies, Inc. "A"                                  240
                                                                      -----------
                                                                              398
                                                                      -----------
            SOFT DRINKS (0.2%)
    3,800   PepsiCo, Inc.                                                     252
                                                                      -----------
            Total Consumer Staples                                          2,595
                                                                      -----------
            ENERGY (2.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    3,800   Alpha Natural Resources, Inc. *                                   156
                                                                      -----------
            INTEGRATED OIL & GAS (0.2%)
    4,300   Exxon Mobil Corp.                                                 266
                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
    9,100   Baker Hughes, Inc.                                                388
    6,600   Halliburton Co.                                                   218
    4,400   Schlumberger Ltd.                                                 271
                                                                      -----------
                                                                              877
                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    3,200   Concho Resources, Inc. *                                          212
   14,200   Denbury Resources, Inc. *                                         226
    3,100   EOG Resources, Inc.                                               288
    5,100   EQT Corp.                                                         184
    3,500   Pioneer Natural Resources Co.                                     227
   25,200   SandRidge Energy, Inc. *                                          143
                                                                      -----------
                                                                            1,280
                                                                      -----------
            OIL & GAS REFINING & MARKETING (0.3%)
   13,900   Frontier Oil Corp.                                                186
    6,900   Holly Corp.                                                       199
                                                                      -----------
                                                                              385
                                                                      -----------
            Total Energy                                                    2,964
                                                                      -----------
            FINANCIALS (3.4%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
    8,600   Eaton Vance Corp.                                                 250
   13,300   Federated Investors, Inc. "B"                                     303
    9,400   Janus Capital Group, Inc.                                         103
    6,500   T. Rowe Price Group, Inc.                                         325
    3,900   Waddell & Reed Financial, Inc. "A"                                107
                                                                      -----------
                                                                            1,088
                                                                      -----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
   13,800   St. Joe Co. *                                                     343
                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.2%)
   18,000   Charles Schwab Corp.                                              250
                                                                      -----------
            LIFE & HEALTH INSURANCE (0.3%)
    4,100   AFLAC, Inc.                                                       212
    6,700   MetLife, Inc.                                                     258
                                                                      -----------
                                                                              470
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.2%)
    8,600   Allstate Corp.                                                    271
                                                                      -----------
            REGIONAL BANKS (0.3%)
    2,700   Bank of Hawaii Corp.                                              121
    6,600   East West Bancorp, Inc.                                           107

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                                                   Portfolio of Investments |  8

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    8,800   TCF Financial Corp.                                       $       143
                                                                      -----------
                                                                              371
                                                                      -----------
            REITs - INDUSTRIAL (0.2%)
   10,400   AMB Property Corp.                                                275
                                                                      -----------
            REITs - OFFICE (0.5%)
    5,200   Alexandria Real Estate Equities, Inc.                             364
    2,500   Boston Properties, Inc.                                           208
    3,700   Corporate Office Properties Trust                                 138
                                                                      -----------
                                                                              710
                                                                      -----------
            REITs - RESIDENTIAL (0.6%)
   16,100   Apartment Investment & Management Co. "A"                         344
    1,300   AvalonBay Communities, Inc.                                       135
   18,000   UDR, Inc.                                                         380
                                                                      -----------
                                                                              859
                                                                      -----------
            REITs - RETAIL (0.1%)
    3,400   Taubman Centers, Inc.                                             152
                                                                      -----------
            Total Financials                                                4,789
                                                                      -----------

            HEALTH CARE (2.0%)
            ------------------
            BIOTECHNOLOGY (0.8%)
    2,800   Alexion Pharmaceuticals, Inc. *                                   180
    7,600   Amylin Pharmaceuticals, Inc. *                                    159
    4,000   Dendreon Corp. *                                                  165
    2,500   Genzyme Corp. *                                                   177
    8,100   Human Genome Sciences, Inc. *                                     241
    7,300   Vertex Pharmaceuticals, Inc. *                                    252
                                                                      -----------
                                                                            1,174
                                                                      -----------
            HEALTH CARE DISTRIBUTORS (0.1%)
    5,700   Patterson Companies, Inc.                                         163
                                                                      -----------
            HEALTH CARE EQUIPMENT (0.3%)
    5,500   Edwards Lifesciences Corp. *                                      368
    3,500   ResMed, Inc. *                                                    115
                                                                      -----------
                                                                              483
                                                                      -----------
            HEALTH CARE FACILITIES (0.1%)
    5,300   VCA Antech, Inc. *                                                112
                                                                      -----------
            HEALTH CARE SERVICES (0.2%)
    4,700   Medco Health Solutions, Inc. *                                    245
                                                                      -----------
            PHARMACEUTICALS (0.5%)
    7,900   Merck & Co., Inc.                                                 291
   19,000   Pfizer, Inc.                                                      326
    2,100   Watson Pharmaceuticals, Inc. *                                     89
                                                                      -----------
                                                                              706
                                                                      -----------
            Total Health Care                                               2,883
                                                                      -----------
            INDUSTRIALS (3.0%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
    3,400   Alliant Techsystems, Inc. *                                       256
    1,300   Precision Castparts Corp.                                         166
                                                                      -----------
                                                                              422
                                                                      -----------
            AIR FREIGHT & LOGISTICS (0.3%)
    4,700   C.H. Robinson Worldwide, Inc.                                     328
    8,000   UTi Worldwide, Inc.                                               129
                                                                      -----------
                                                                              457
                                                                      -----------

================================================================================

9  | USAA Total Return Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            AIRLINES (0.1%)
    5,500   Continental Airlines, Inc. "B" *                          $       136
                                                                      -----------
            BUILDING PRODUCTS (0.1%)
    3,800   Lennox International, Inc.                                        158
                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.1%)
    5,000   AECOM Technology Corp. *                                          121
                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    3,300   Bucyrus International, Inc.                                       229
    3,600   Caterpillar, Inc.                                                 283
    2,800   Cummins, Inc.                                                     253
    2,400   Navistar International Corp. *                                    105
    6,400   Terex Corp. *                                                     147
    2,500   WABCO Holdings, Inc. *                                            105
    4,000   Wabtec Corp.                                                      191
                                                                      -----------
                                                                            1,313
                                                                      -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    1,700   Roper Industries, Inc.                                            111
                                                                      -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    3,000   Waste Connections, Inc. *                                         119
                                                                      -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
    6,500   Manpower, Inc.                                                    339
   15,100   Robert Half International, Inc.                                   393
                                                                      -----------
                                                                              732
                                                                      -----------
            OFFICE SERVICES & SUPPLIES (0.2%)
   13,600   Pitney Bowes, Inc.                                                291
                                                                      -----------
            RAILROADS (0.2%)
    3,500   CSX Corp.                                                         194
                                                                      -----------
            TRUCKING (0.1%)
    5,700   Con-Way, Inc.                                                     177
                                                                      -----------
            Total Industrials                                               4,231
                                                                      -----------
            INFORMATION TECHNOLOGY (2.8%)
            -----------------------------
            APPLICATION SOFTWARE (0.7%)
    7,500   Adobe Systems, Inc. *                                             196
   20,500   Cadence Design Systems, Inc. *                                    156
    3,600   Citrix Systems, Inc. *                                            246
   10,600   Nuance Communications, Inc. *                                     166
    2,500   Salesforce.com, Inc. *                                            280
                                                                      -----------
                                                                            1,044
                                                                      -----------
            COMMUNICATIONS EQUIPMENT (0.7%)
   24,000   Ciena Corp. *                                                     374
   16,300   Cisco Systems, Inc. *                                             357
   17,000   JDS Uniphase Corp. *                                              210
                                                                      -----------
                                                                              941
                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
   10,800   Paychex, Inc.                                                     297
                                                                      -----------
            HOME ENTERTAINMENT SOFTWARE (0.2%)
   17,200   Electronic Arts, Inc. *                                           283
                                                                      -----------
            INTERNET SOFTWARE & SERVICES (0.2%)
    3,500   Equinix, Inc. *                                                   358
                                                                      -----------
            IT CONSULTING & OTHER SERVICES (0.2%)
   14,100   SAIC, Inc. *                                                      225
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.2%)
   23,200   MEMC Electronic Materials, Inc. *                         $       277
                                                                      -----------
            SEMICONDUCTORS (0.4%)
   18,000   Atmel Corp. *                                                     143
    2,500   Cree, Inc. *                                                      136
   11,000   Skyworks Solutions, Inc. *                                        227
                                                                      -----------
                                                                              506
                                                                      -----------
            Total Information Technology                                    3,931
                                                                      -----------
            MATERIALS (1.2%)
            ----------------
            DIVERSIFIED CHEMICALS (0.3%)
    5,700   Dow Chemical Co.                                                  156
   16,500   Huntsman Corp.                                                    191
                                                                      -----------
                                                                              347
                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    4,200   Monsanto Co.                                                      201
                                                                      -----------
            FOREST PRODUCTS (0.2%)
   17,117   Weyerhaeuser Co.                                                  270
                                                                      -----------
            PAPER PACKAGING (0.1%)
    5,800   Bemis Co., Inc.                                                   184
                                                                      -----------
            STEEL (0.5%)
    5,100   Allegheny Technologies, Inc.                                      237
    2,700   Nucor Corp.                                                       103
    7,800   United States Steel Corp.                                         342
                                                                      -----------
                                                                              682
                                                                      -----------
            Total Materials                                                 1,684
                                                                      -----------
            TELECOMMUNICATION SERVICES (1.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   38,500   Frontier Communications Corp.                                     314
   29,100   Windstream Corp.                                                  358
                                                                      -----------
                                                                              672
                                                                      -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    5,300   American Tower Corp. "A" *                                        272
    6,600   Crown Castle International Corp. *                                291
    8,200   SBA Communications Corp. "A" *                                    331
                                                                      -----------
                                                                              894
                                                                      -----------
            Total Telecommunication Services                                1,566
                                                                      -----------
            UTILITIES (1.4%)
            ----------------
            ELECTRIC UTILITIES (0.2%)
   13,900   Pepco Holdings, Inc.                                              259
                                                                      -----------
            GAS UTILITIES (0.2%)
    6,600   ONEOK, Inc.                                                       297
                                                                      -----------
            MULTI-UTILITIES (0.7%)
   12,400   CenterPoint Energy, Inc.                                          195
   20,500   CMS Energy Corp.                                                  369
    6,700   Integrys Energy Group, Inc.                                       349
    2,800   Sempra Energy                                                     151
                                                                      -----------
                                                                            1,064
                                                                      -----------
            WATER UTILITIES (0.3%)
   18,000   Aqua America, Inc.                                                367
                                                                      -----------


================================================================================

11  | USAA Total Return Strategy Fund

================================================================================


            Total Utilities                                                 1,987
                                                                      -----------
            Total Common Stocks (proceeds: $29,186)                        30,214
                                                                      -----------

            TOTAL SHORT POSITIONS (PROCEEDS: $29,186)                 $    30,214
                                                                      ===========


NUMBER                                                                     MARKET
OF                                                                          VALUE
CONTRACTS   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            PURCHASED OPTIONS (1.3%)
      700   Put - S&P 500 Index expiring November 20, 2010 at 1,110   $     1,806
                                                                      -----------
            TOTAL PURCHASED OPTIONS (COST: $1,785)                    $     1,806
                                                                      ===========
            WRITTEN OPTIONS (0.4%)
     (200)  Call - S&P 500 Index expiring October 16, 2010 at 1,135          (420)
     (150)  Call - S&P 500 Index expiring October 16, 2010 at 1,150          (191)
                                                                      -----------
            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $359)           $      (611)
                                                                      ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                            --------------------------------------------------
                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER            (LEVEL 3)
                                               MARKETS          SIGNIFICANT        SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                         ASSETS             INPUTS              INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------
LONG POSITIONS:
  COMMON STOCKS                             $      30,367       $        --       $         --     $   30,367
  EXCHANGE-TRADED FUNDS                           107,359                --                 --        107,359
  MONEY MARKET INSTRUMENTS                            473                --                 --            473
PURCHASED OPTIONS                                   1,806                --                 --          1,806
-------------------------------------------------------------------------------------------------------------
Total                                       $     140,005       $        --       $         --     $  140,005
-------------------------------------------------------------------------------------------------------------

                                              (LEVEL 1)
                                            QUOTED PRICES        (LEVEL 2)
                                              IN ACTIVE            OTHER            (LEVEL 3)
                                               MARKETS          SIGNIFICANT        SIGNIFICANT
                                            FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
LIABILITIES                                  LIABILITIES          INPUTS             INPUTS             TOTAL
-------------------------------------------------------------------------------------------------------------
SHORT POSITIONS:
  COMMON STOCKS                             $     (30,214)      $        --       $         --     $  (30,214)
WRITTEN OPTIONS                                      (611)               --                 --           (611)
-------------------------------------------------------------------------------------------------------------
Total                                       $     (30,825)      $        --       $         --     $  (30,825)
-------------------------------------------------------------------------------------------------------------

For the period ended September 30, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

13  | USAA Total Return Strategy Fund

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount recorded as a liability. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

================================================================================

15  | USAA Total Return Strategy Fund

================================================================================

E. OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

F. As of September 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2010, were $3,364,000 and $11,864,000, respectively, resulting in net unrealized depreciation of $8,500,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $141,651,000 at September 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

H. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT   Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

SPECIFIC NOTES

(a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.
(b) At September 30, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(c) Rate represents the money market fund annualized seven-day yield at September 30, 2010.
*   Non-income-producing security.

================================================================================

17  | USAA Total Return Strategy Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/29/10
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/29/10
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/29/10
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.